Consolidated Statements of Changes in Shareholders' (Deficit) Equity	Common Stock [Member] HKD ($) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] HKD ($)	Retained Earnings [Member] USD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2021	$ 51,187						$ 210,807		$ 261,994
Balance, shares at Mar. 31, 2021 | shares	6,562,500	6,562,500
Foreign currency translation adjustment					(80)				(80)
Net loss for the year							(1,022,362)		(1,022,362)
Balance at Mar. 31, 2022	$ 51,187				(80)		(811,555)		(760,448)
Balance, shares at Mar. 31, 2022 | shares	6,562,500	6,562,500
Foreign currency translation adjustment					6,013				6,013
Net loss for the year							(1,011,804)		(1,011,804)
Issuance of new ordinary shares	$ 301		605,299						605,600
Issuance of new ordinary shares | shares	38,622	38,622
Issuance of ordinary shares to settle shareholder’s debt	$ 351		701,649						702,000
Issuance of ordinary shares to settle shareholder's debt | shares	45,000	45,000
Balance at Mar. 31, 2023	$ 51,839		1,306,948		5,933		(1,823,359)		(458,639)
Balance, shares at Mar. 31, 2023 | shares	6,646,122	6,646,122
Foreign currency translation adjustment					(1,440)				(1,440)
Net loss for the year							(5,840,256)		(5,840,256)	$ (748,749)
Issuance of new ordinary shares	$ 10,368								10,368
Issuance of new ordinary shares | shares	1,329,225	1,329,225
Proceeds from Initial Public Offerings	$ 19,110		76,419,112						76,438,222
Proceeds from Initial Public Offerings | shares	2,449,943	2,449,943
Payments of offering expenses			(12,061,709)						(12,061,709)
Balance at Mar. 31, 2024	$ 81,317	$ 10,425	$ 65,664,351	$ 8,418,507	$ 4,993	$ 576	$ (7,663,615)	$ (982,516)	$ 58,086,546	$ 7,446,992
Balance, shares at Mar. 31, 2024 | shares	10,425,290	10,425,290